UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 through June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Fergus Reid, III

Chairman and Director

William J. Armstrong

Director

John F. Finn

Director

Dr. Matthew Goldstein

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Marilyn McCoy

Director

William G. Morton, Jr.

Director

Robert A. Oden, Jr.

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Leonard M. Spalding, Jr.

Director

Patricia A. Maleski

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Stephen M. Ungerman

Chief Compliance Officer

Frank J. Nasta

Secretary

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

SEMI -ANNUAL REPORT

JUNE 30, 2011

(UNAUDITED)

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Shareholders:

2011 Six Month Review

In the six months of 2011, high yield bonds (also known as “junk bonds”) were supported by strong corporate balance sheets, improving corporate revenue and a robust primary issuance market, which provided companies with access to liquidity and the ability to roll over debt at attractive levels. Despite broad-based concerns about economic contagion from Europe’s debt crisis, political unrest in the Middle East and the tragic earthquake and subsequent tsunami in Japan, flows into high yield and leveraged loan mutual funds remained strong during the period, as investors continued to favor these investments over other areas of the U.S. fixed income market.

For the six months ended June 30, 2011, the Pacholder High Yield Fund, Inc. (the “Fund”) returned 6.07% based on Net Asset Value (“NAV”) compared to the 4.82% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the 6.47% average total return of the Morningstar Closed-End High Yield Category.

The Fund’s relative outperformance versus the Index for the six months ended June 30, 2011 was due in large part to security selection in the financial and media/telecom sectors. Security selection in the healthcare and transportation sectors detracted from the Fund’s overall performance. The Fund’s relative outperformance was enhanced due to its leverage obtained through its Auction Rate Preferred Shares (“ARPS”).

According to Moody’s Investor Services, Inc. (Moody’s), the global speculative-grade issuer-weighted default rate declined to 2.2% in June 2011 from the March 2011 rate of 2.6%. Moody’s predicted, under its baseline scenario, that the global speculative-grade default rate will continue to fall to 1.5%-1.7% by the 2011 year-end.

As of June 30, 2011, the Fund’s largest sector concentration was in consumer discretionary, which accounted for 30.2% of its market value. For the six months ended June 30, 2011, the average price of the Index increased 1.56 from $100.94 to $102.50, the average yield decreased 0.03% from 7.45% to 7.42% and the spread over the comparable U.S. Treasury narrowed 0.03% from 5.72% to 5.69%.

Fund Strategy

The Fund continued to use a credit bar bell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and non-performing bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative re-organization.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers announced that they will offer to repurchase auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

Since March 2010, the Fund paid a monthly dividend of $0.06 per common share. Beginning with the April 2011 dividend, the Board of Directors authorized the Fund to increase the amount of monthly dividends from $0.06 to $0.07 per common share. The Fund anticipates paying a monthly dividend of $0.07, subject to market conditions and the requirement that the Fund maintain asset coverage of at least 200% of the ARPS after payment of dividends. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month and the Board of Directors will continue to monitor the continuing appropriateness of the dividend level in light of market conditions and income earned by the Fund over time.

As always, we appreciate your interest in the Fund and look forward to your continued support. Should you have any questions, please visit www.pacholder.com or call Shareholder Services at 1-877-217-9502.

Sincerely,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Total Return *	Net Asset Value (NAV)	Market Price
6 Months#	6.07%**	21.06%
1 Year	21.94%	37.02%
5 Year	10.66%	12.22%
10 Year	12.25%	11.46%

Price per share at June 30, 2011	$8.80	$9.80

*	Total returns assume the reinvestment of all dividends and capital gains, if any. Total returns shown are average annual returns unless otherwise noted.
**	The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
#	Not Annualized.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of June 30, 2011 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%[12]
MATERIALS — 0.0%[12]
CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc., Private Placement Sec’d Nt, 9.500%, 08/31/15[2] (cost $46,000)	$46		$55,775	0.0%[12]

CORPORATE BONDS — 106.4%
CONSUMER DISCRETIONARY — 31.3%
AUTO COMPONENTS — 0.1%
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.500%, 04/15/16[2]	100		102,750	0.1

AUTOMOBILES — 1.8%
Chrysler Group LLC/CG Co-Issuer, Inc., Private Placement, Sr Sec’d Nt,
8.000%, 06/15/19[2]	200		196,500	0.2
8.250%, 06/15/21[2]	200		196,000	0.2
Ford Holdings LLC,
9.300%, 03/01/30	262		323,586	0.3
9.375%, 03/01/20[10]	150		172,196	0.1
Ford Motor Co.,
7.750%, 06/15/43	750		780,141	0.7
8.900%, 01/15/32	125		146,565	0.1
Ford Motor Co., Nt, 9.980%, 02/15/47	125		151,947	0.1
Motors Liquidation Co.,
0.000%, 03/15/36[1,3,4,9]	55	Units	688	0.0	[12]
5.250%, 03/06/32[1,4]	25	Units	162	0.0	[12]
6.250%, 07/15/33[1,4]	15	Units	97	0.0	[12]
7.250%, 04/15/41[1,4]	—	Units [11]	1	0.0	[12]
7.250%, 07/15/41[1,4]	—	Units [11]	1	0.0	[12]
7.250%, 02/15/52[1,4]	7	Units	47	0.0	[12]
7.375%, 05/15/48[1,4]	10	Units	63	0.0	[12]
7.375%, 10/01/51[1,4]	—	Units [11]	1	0.0	[12]
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		1,250	0.0	[12]
8.100%, 06/15/24[1,4]	1,725		43,125	0.1
8.375%, 07/15/33[1,4]	425		10,625	0.0	[12]

			2,022,995	1.8
BROADCASTING & CABLE TV — 4.8%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125		—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750		465	0.0	[12]
9.375%, 11/15/09[1,4]	560		347	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV (continued)
Cablevision Systems Corp., 8.000%, 04/15/20	$95	$101,887	0.1%
Cablevision Systems Corp., Sr Unsec’d Nt, 7.750%, 04/15/18	80	85,300	0.1
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	235	242,050	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
6.500%, 04/30/21	400	394,500	0.4
7.250%, 10/30/17	340	352,325	0.3
7.875%, 04/30/18	90	94,838	0.1
8.125%, 04/30/20	550	594,000	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, 7.000%, 01/15/19[2]	90	92,475	0.1
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	599	622,960	0.6
Charter Communications Operating LLC/Charter Communications Operating Capital, Private Placement, Nt, 10.875%, 09/15/14[2]	150	165,000	0.1
CSC Holdings LLC,
7.625%, 07/15/18	50	54,125	0.1
8.625%, 02/15/19	44	49,610	0.0	[12]
CSC Holdings LLC, Sr Nt, 7.875%, 02/15/18	96	104,880	0.1
DISH DBS Corp., Private Placement, Co Guar, 6.750%, 06/01/21[2]	360	369,000	0.3
DISH DBS Corp., Sr Nt, Co Guar, 7.875%, 09/01/19	215	231,931	0.2
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	342	360,810	0.3
Sirius XM Radio, Inc., Private Placement, 9.750%, 09/01/15[2]	150	165,000	0.1
Telesat Canada/Telesat LLC, (Canada),
11.000%, 11/01/15	136	148,750	0.1
12.500%, 11/01/17[10]	150	180,000	0.2
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	375	398,438	0.4

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV (continued)
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	$225	$250,875	0.2%
XM Satellite Radio, Inc., Private Placement, Sr Nt, 13.000%, 08/01/13[2]	330	386,925	0.3

		5,446,491	4.8
DISTRIBUTORS — 0.3%
McJunkin Red Man Corp., Private Placement, Sr Nt, 9.500%, 12/15/16[2]	355	361,212	0.3

DIVERSIFIED CONSUMER SERVICES — 1.2%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2,10]	700	686,875	0.6
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15[10]	650	663,000	0.6

		1,349,875	1.2
GAMING — 6.6%
Ameristar Casinos, Inc., Private Placement, Nt, 7.500%, 04/15/21[2]	285	293,906	0.3
Ceasars Entertainment Operating Co., Inc., 11.250%, 06/01/17	275	303,531	0.3
Chukchansi Economic Development Authority, Private Placement, 8.000%, 11/15/13[2]	766	624,290	0.5
CityCenter Holdings LLC/CityCenter Finance Corp., Private Placement, PIK, 11.500%, 01/15/17[2]	355	385,175	0.3
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	223,875	0.2
Isle of Capri Casinos, Inc., Private Placement, 7.750%, 03/15/19[2]	300	303,000	0.3
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	250	247,813	0.2
Mashantucket Western Pequot Tribe, Private Placement, 5.912%, 09/01/21[1,2,4]	475	215,108	0.2
MCE Finance Ltd., Sr Sec’d Nt, (Cayman Islands), 10.250%, 05/15/18	200	222,750	0.2

Description	Par (000)	Value	Percent of Net Assets*

GAMING (continued)
MGM Resorts International, Co Guar,
6.625%, 07/15/15	$231	$216,563	0.2%
7.500%, 06/01/16	170	161,500	0.1
7.625%, 01/15/17	201	193,462	0.2
MGM Resorts International, Private Placement, Nt, 10.000%, 11/01/16[2]	1,400	1,484,000	1.3
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	375	392,813	0.3
Pinnacle Entertainment, Inc., Nt, Co Guar, 8.625%, 08/01/17	200	214,750	0.2
San Pasqual Casino, Private Placement, 8.000%, 09/15/13[2]	500	495,000	0.4
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.747%, 03/15/14[2]	500	467,500	0.4
Seminole Indian Tribe of Florida, Private Placement, 7.750%, 10/01/17[2]	75	77,625	0.1
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	175	180,688	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	850	586,500	0.5
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Private Placement, Sec’d Nt, 8.625%, 04/15/16[2]	115	118,450	0.1
Yonkers Racing Corp., Private Placement, Sec’d Nt, 11.375%, 07/15/16[2]	100	108,500	0.1

		7,516,799	6.6
HOTELS, RESTAURANTS & LEISURE — 2.8%
Banc of America Large Loan, Inc., Private Placement, Series 2010-HLTN, Class HLTN, VAR, 1.937%, 11/15/15[2]	585	542,906	0.5
CKE Holdings, Inc., Private Placement, Nt, PIK, 10.500%, 03/14/16[2]	95	91,437	0.1
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	350	382,375	0.3
Dave & Buster’s, Inc., 11.000%, 06/01/18	30	32,100	0.0	[12]
DineEquity, Inc., Private Placement, 9.500%, 10/30/18[2]	170	184,450	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE (continued)
Dunkin Finance Corp., Private Placement, 9.625%, 12/01/18[2]	$150	$151,311	0.1%
Landry’s Holdings, Inc., Private Placement, 11.500%, 06/01/14[2]	100	99,750	0.1
Landry’s Restaurants, Inc., Private Placement, Sr Sec’d Nt, 11.625%, 12/01/15[2]	120	128,400	0.1
Landry’s Restaurants, Inc., Sr Sec’d Nt, 11.625%, 12/01/15	200	214,000	0.2
Real Mex Restaurants, Inc., 14.000%, 01/01/13	200	194,000	0.2
Royal Caribbean Cruises Ltd., Sr Nt, (Liberia), 11.875%, 07/15/15	231	284,708	0.2
Sizzling Platter LLC, Private Placement, Sr Sec’d Nt, 12.250%, 04/15/16[2]	300	306,750	0.3
Speedway Motorsports, Inc., Sr Nt, 8.750%, 06/01/16	300	323,625	0.3
Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	250	297,500	0.2

		3,233,312	2.8
HOUSEHOLD DURABLES — 1.7%
American Standard Americas, Private Placement, 10.750%, 01/15/16[2]	100	96,125	0.1
Beazer Homes USA, Inc., Nt, Co Guar, 6.875%, 07/15/15	240	213,000	0.2
K Hovnanian Enterprises, Inc., Sr Nt, 10.625%, 10/15/16	445	443,888	0.4
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	90	110,025	0.1
Lennar Corp., Sr Nt, 6.950%, 06/01/18	410	397,700	0.3
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	225	221,344	0.2
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	165	163,556	0.1
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	210	237,825	0.2
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	90	88,200	0.1

		1,971,663	1.7

Description	Par (000)	Value	Percent of Net Assets*

INTERNET & CATALOG RETAIL — 0.1%
Affinion Group, Inc., Private Placement, 7.875%, 12/15/18[2]	$75	$70,125	0.1%

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[2]	740	706,700	0.6
FGI Holding Co., Inc., Co Guar, PIK, 13.000%, 10/01/15	238	239,079	0.2
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	225	229,500	0.2

		1,175,279	1.0
MEDIA — 6.1%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	679,000	0.6
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2,10]	800	815,000	0.7
Bresnan Broadband Holdings LLC, Private Placement, Co Guar, 8.000%, 12/15/18[2]	125	128,906	0.1
Clear Channel Communications, Inc., Private Placement, Nt, 9.000%, 03/01/21[2]	500	478,750	0.4
Clear Channel Worldwide Holdings, Inc., Sr Nt,
9.250%, 12/15/17	125	135,937	0.1
9.250%, 12/15/17	250	272,500	0.3
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	384	388,800	0.3
Gannett Co., Inc., Private Placement,
6.375%, 09/01/15[2]	50	51,750	0.0	[12]
7.125%, 09/01/18[2]	200	200,750	0.2
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg), 8.500%, 11/01/19	150	159,000	0.1
Intelsat Jackson Holdings S.A., Private Placement, (Luxembourg), 7.250%, 10/15/20[2]	150	149,250	0.1
Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17	1,032	1,109,265	1.0

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
Intelsat Luxembourg S.A., Private Placement, Nt, Co Guar, (Luxembourg), PIK, 12.500%, 02/04/17[2]	$160	$172,000	0.2%
Lamar Media Corp., Sr Sub Nt, 6.625%, 08/15/15	125	126,562	0.1
McClatchy Co. (The), 11.500%, 02/15/17	200	212,500	0.2
Media General, Inc., 11.750%, 02/15/17	480	466,800	0.4
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	421,000	0.4
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, 7.750%, 10/15/18[2]	50	52,500	0.1
Radio One, Inc., Private Placement, PIK, 12.500%, 05/24/16[2]	496	502,954	0.4
Univision Communications, Inc., Private Placement, Sr Sec’d Nt, 6.875%, 05/15/19[2]	150	148,500	0.1
Valassis Communications, Inc., Private Placement, 6.625%, 02/01/21[2]	150	148,500	0.1
WMG Acquisition Corp., 7.375%, 04/15/14	170	172,550	0.2

		6,992,774	6.1
MULTILINE RETAIL — 0.5%
HSN, Inc., 11.250%, 08/01/16	323	364,183	0.3
Sears Holdings Corp., Private Placement, Sec’d Nt, 6.625%, 10/15/18[2]	173	160,457	0.2

		524,640	0.5
SPECIALTY RETAIL — 3.3%
Chinos Acquisition Corp., Private Placement, Sr Nt, 8.125%, 03/01/19[2]	175	168,438	0.2
Claire’s Stores, Inc., Private Placement, Nt, 8.875%, 03/15/19[2]	480	448,800	0.4
Giraffe Acquisition Corp., Private Placement, 9.125%, 12/01/18[2]	378	355,320	0.3
Michael’s Stores, Inc., Private Placement, 7.750%, 11/01/18[2]	150	150,375	0.1

Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL (continued)
Michael’s Stores, Inc., Sr Nt, 0.000%, 11/01/16[7]	$1,400	$1,449,000	1.3%
NBC Acquisition Corp., 11.000%, 03/15/13[1,4]	270	20,250	0.0	[12]
Nebraska Book Co., Inc.,
8.625%, 03/15/12[1,4]	370	279,350	0.2
10.000%, 12/01/11	345	342,412	0.3
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	201,500	0.2
Toys R Us Property Co II LLC, Sr Sec’d Nt, 8.500%, 12/01/17	285	297,825	0.3

		3,713,270	3.3
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Broder Brothers Co., Private Placement, PIK, 12.000%, 10/15/13[2]	461	459,871	0.4
Quiksilver, Inc., 6.875%, 04/15/15	748	727,430	0.6

		1,187,301	1.0

Total Consumer Discretionary		35,668,486	31.3

CONSUMER STAPLES — 4.8%
BEVERAGES — 0.3%
Constellation Brands, Inc., Sr Nt, 8.375%, 12/15/14	315	358,312	0.3

FOOD & STAPLES RETAILING — 1.5%
Ingles Markets, Inc., 8.875%, 05/15/17	190	203,300	0.2
Rite Aid Corp., 9.500%, 06/15/17	1,000	912,500	0.8
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	595,500	0.5

		1,711,300	1.5
FOOD PRODUCTS — 1.7%
Blue Merger Sub, Inc., Private Placement, Sr Nt, 7.625%, 02/15/19[2]	245	247,450	0.2
Eurofresh, Inc., 15.000%, 11/18/16[3,9]	422	421,977	0.4
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 06/01/21[2]	590	573,775	0.5
Pilgrim’s Pride Corp., Private Placement, Co Guar, 7.875%, 12/15/18[2]	400	370,000	0.3

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS (continued)
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	$325	$344,500	0.3%

		1,957,702	1.7
HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	596	658,873	0.6

PERSONAL PRODUCTS — 0.3%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	360	324,000	0.3

TOBACCO — 0.4%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	440	424,600	0.4

Total Consumer Staples		5,434,787	4.8

ENERGY — 12.2%
ENERGY EQUIPMENT & SERVICES — 2.4%
Cie Generale de Geophysique-Veritas, Private Placement, Co Guar, (France), 6.500%, 06/01/21[2]	365	352,225	0.3
Exterran Holdings, Inc., Private Placement, 7.250%, 12/01/18[2]	230	232,300	0.2
Global Geophysical Services, Inc., 10.500%, 05/01/17	85	89,250	0.1
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	125	128,750	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	165	165,000	0.1
Ocean Rig UDW, Inc., Sr Unsec’d Nt, 9.500%, 04/27/16	500	498,750	0.4
Oil States International, Inc., Private Placement, Nt, Co Guar, 6.500%, 06/01/19[2]	360	361,800	0.3
PHI, Inc., 8.625%, 10/15/18	310	323,950	0.3
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	291,000	0.3
Sevan Marine ASA, Private Placement, (Norway), VAR, 3.417%, 05/14/13[2]	300	240,000	0.2
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	134,550	0.1

		2,817,575	2.4

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — 9.8%
Alpha Natural Resources, Inc., Co Guar,
6.000%, 06/01/19	$200	$199,500	0.2%
6.250%, 06/01/21	200	201,000	0.2
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Private Placement, 9.625%, 10/15/18[2]	240	240,000	0.2
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	145	146,450	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	150	161,250	0.1
Arch Coal, Inc., 7.250%, 10/01/20	80	81,400	0.1
Arch Coal, Inc., Private Placement, Co Guar,
7.000%, 06/15/19[2]	200	199,500	0.1
7.250%, 06/15/21[2]	200	200,250	0.2
Bill Barrett Corp., 9.875%, 07/15/16	150	168,000	0.1
Brigham Exploration Co., Co Guar, 8.750%, 10/01/18	125	136,250	0.1
Brigham Exploration Co., Private Placement, Co Guar, 6.875%, 06/01/19[2]	85	84,575	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Nt, Co Guar, 9.375%, 05/01/19[2]	100	103,000	0.1
Carrizo Oil & Gas, Inc., Nt, Co Guar, 8.625%, 10/15/18	170	175,100	0.2
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	348,000	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	75,563	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	406	426,300	0.4
Concho Resources, Inc., Co Guar, 6.500%, 01/15/22	230	230,575	0.2
Consol Energy, Inc.,
8.000%, 04/01/17	170	185,300	0.2
8.250%, 04/01/20	125	136,250	0.1
Continental Resources, Inc., 7.125%, 04/01/21	75	79,125	0.1
Denbury Resources, Inc., 8.250%, 02/15/20	40	43,600	0.0	[12]

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., Private Placement, Co Guar, 8.375%, 06/01/19[2]	$550	$548,625	0.5%
El Paso Performance-Linked Trust, Private Placement, Sr Nt, 7.750%, 07/15/11[2,10]	450	450,913	0.4
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	95,153	0.1
Energy XXI Gulf Coast, Inc., Private Placement, 7.750%, 06/15/19[2]	175	174,125	0.2
Ferrellgas LP/Ferrellgas Finance Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 05/01/21[2]	50	47,250	0.0	[12]
Foresight Energy LLC/Foresight Energy Corp., Private Placement, 9.625%, 08/15/17[2]	180	191,025	0.2
Forest Oil Corp., Nt, 7.250%, 06/15/19	269	274,380	0.2
Frontier Oil Corp., 6.875%, 11/15/18	65	68,575	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	78,375	0.1
Holly Corp., 9.875%, 06/15/17	70	78,050	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Sr Unsec’d Nt, 8.250%, 03/15/18	130	137,800	0.1
Inergy LP/Inergy Finance Corp., Co Guar, Sr Nt, 7.000%, 10/01/18	250	252,500	0.2
Inergy LP/Inergy Finance Corp., Private Placement, 6.875%, 08/01/21[2]	175	175,000	0.2
James River Escrow, Inc., Private Placement, 7.875%, 04/01/19[2]	60	59,400	0.1
Linn Energy LLC/Linn Energy Finance Corp., Private Placement, Co Guar, 6.500%, 05/15/19[2]	145	143,550	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	150	153,000	0.1
NFR Energy LLC/NFR Energy Finance Corp., Private Placement,
9.750%, 02/15/17[2]	360	349,200	0.3
Patriot Coal Corp., 8.250%, 04/30/18	125	129,375	0.1
Penn Virginia Corp., 10.375%, 06/15/16	21	23,257	0.0	[12]

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS (continued)
Penn Virginia Corp., Co Guar, 7.250%, 04/15/19	$85	$82,237	0.1%
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Sr Nt, 8.250%, 04/15/18	160	165,200	0.1
Petrohawk Energy Corp., Private Placement, Co Guar, 6.250%, 06/01/19[2]	260	254,150	0.2
Pioneer Drilling Co., 9.875%, 03/15/18	120	128,400	0.1
QEP Resources, Inc., 6.875%, 03/01/21	140	147,700	0.1
Range Resources Corp.,
6.750%, 08/01/20	20	20,700	0.0	[12]
7.250%, 05/01/18	25	26,500	0.0	[12]
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	324,000	0.3
SM Energy Co., Private Placement, 6.625%, 02/15/19[2]	130	130,325	0.1
Swift Energy Co., 8.875%, 01/15/20	100	107,000	0.1
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	1,260	1,275,750	1.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	295,400	0.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement,
6.875%, 02/01/21[2]	200	198,000	0.2
7.875%, 10/15/18[2]	130	137,150	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	70	70,000	0.1
Venoco, Inc., Private Placement, 8.875%, 02/15/19[2]	225	225,000	0.2
W&T Offshore, Inc., Private Placement, Sr Nt, 8.500%, 06/15/19[2]	235	237,938	0.2
Western Refining, Inc., Private Placement, VAR, 10.750%, 06/15/14[2]	225	240,750	0.2

		11,116,741	9.8

Total Energy		13,934,316	12.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FINANCIALS — 10.9%
CAPITAL MARKETS — 0.1%
Oppenheimer Holdings, Inc., Private Placement, Sr Sec’d Nt, 8.750%, 04/15/18[2]	$135	$140,063	0.1%

COMMERCIAL BANKS — 1.6%
Bank of America Corp.,
VAR, 8.125%, 05/15/18[14]	160	167,090	0.1
VAR, 8.000%, 01/30/18[14]	410	428,167	0.4
BankAmerica Capital II, Nt, 8.000%, 12/15/26	30	30,525	0.0	[12]
BankAmerica Institutional Capital B, Private Placement, Class B, 7.700%, 12/31/26[2]	250	253,750	0.2
Barclays Bank plc, Private Placement, (United Kingdom), VAR, 7.434%, 12/15/17[2,14]	600	612,000	0.6
Wachovia Capital Trust III, VAR, 5.570%, 08/01/11[14]	395	361,425	0.3

		1,852,957	1.6
CONSUMER FINANCE — 1.4%
Ally Financial, Inc., 8.000%, 11/01/31	842	911,465	0.8
Springleaf Finance Corp., 6.900%, 12/15/17	700	642,250	0.6

		1,553,715	1.4
DIVERSIFIED FINANCIAL SERVICES — 4.0%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	495	496,238	0.4
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18	75	82,687	0.1
CIT Group, Inc., Private Placement, Sec’d Nt, 7.000%, 05/02/17[2]	760	758,100	0.7
CNG Holdings, Inc., Private Placement,
12.250%, 02/15/15[2]	140	151,550	0.1
13.750%, 08/15/15[2]	250	273,750	0.3
Community Choice Financial, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 05/01/19[2]	165	167,475	0.1
Deluxe Corp., Private Placement, 7.000%, 03/15/19[2]	156	154,440	0.1
ILFC E-Capital Trust I, Private Placement, VAR, 5.740%, 12/21/65[2]	950	775,380	0.7

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES (continued)
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	$520	$442,000	0.4%
International Lease Finance Corp., 8.875%, 09/01/17	300	330,000	0.3
Lender Processing Services, Inc., Co Guar, 8.125%, 07/01/16	110	107,250	0.1
Northern Tier Energy LLC and Northern Tier Finance Corp., Private Placement, 10.500%, 12/01/17[2]	100	110,250	0.1
Speedy Cash, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 05/15/18[2]	150	153,375	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	425	444,125	0.4
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	115	122,044	0.1

		4,568,664	4.0
INSURANCE — 2.8%
American International Group, Inc., VAR, 8.175%, 05/15/58	520	568,152	0.5
HUB International Holdings, Inc., Private Placement,
9.000%, 12/15/14[2]	250	255,000	0.2
10.250%, 06/15/15[2,10]	450	457,875	0.4
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	1,045	1,387,237	1.2
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2,10]	592	593,480	0.5

		3,261,744	2.8
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Aviv Healthcare Properties LP, Private Placement, Sr Nt, 7.750%, 02/15/19[2]	220	224,950	0.2
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	154,125	0.1
CNL Income Properties, Inc., Private Placement, Sr Nt, 7.250%, 04/15/19[2]	330	298,650	0.3
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	105	114,712	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
First Industrial LP, Sr Nt, 6.420%, 06/01/14	$180	$190,529	0.2%

		982,966	0.9
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Kennedy-Wilson, Inc., Private Placement, 8.750%, 04/01/19[2]	160	161,000	0.1

Total Financials		12,521,109	10.9

HEALTH CARE — 5.5%
HEALTH CARE PROVIDERS & SERVICES — 3.5%
Capella Healthcare, Inc., Private Placement, 9.250%, 07/01/17[2]	165	174,075	0.1
CHS/Community Health Systems, Inc., Co Guar, 8.875%, 07/15/15	336	346,080	0.3
HCA, Inc., 5.750%, 03/15/14[10]	195	197,681	0.2
HCA, Inc., Sec’d Nt, 9.250%, 11/15/16[10]	500	530,625	0.5
IASIS Healthcare LLC/IASIS Capital Corp., Private Placement, Sr Nt, 8.375%, 05/15/19[2]	1,000	987,500	0.9
inVentiv Health, Inc., Private Placement, Sr Nt, 10.000%, 08/15/18[2]	250	237,500	0.2
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	450	478,125	0.4
OnCure Holdings, Inc., 11.750%, 05/15/17	395	407,837	0.4
Radiation Therapy Services, Inc., 9.875%, 04/15/17	225	224,719	0.2
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	275,938	0.2
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar, 7.750%, 02/01/19	100	101,250	0.1

		3,961,330	3.5
PHARMACEUTICALS — 2.0%
Catalent Pharma Solutions, Inc., Nt, PIK, 9.500%, 04/15/15	152	152,352	0.1
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9]	2,024	792,053	0.7
Elan Finance plc/Elan Finance Corp., Private Placement, (Ireland), 8.750%, 10/15/16[2]	500	524,375	0.4

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS (continued)
Elan Finance plc/Elan Finance Corp., (Ireland),
8.750%, 10/15/16	$500	$525,625	0.5%
Endo Pharmaceuticals Holdings, Inc., Private Placement, Nt, Co Guar,
7.000%, 07/15/19[2]	75	76,875	0.1
7.250%, 01/15/22[2]	100	101,500	0.1
Giant Funding Corp., Private Placement, 8.250%, 02/01/18[2]	100	104,250	0.1

		2,277,030	2.0

Total Health Care		6,238,360	5.5

INDUSTRIALS — 12.8%
AEROSPACE & DEFENSE — 1.1%
Colt Defense LLC/Colt Finance Corp., Sr Unsec’d Nt, 8.750%, 11/15/17	72	62,010	0.1
CPI International Acquisition, Inc., Private Placement, 8.000%, 02/15/18[2]	250	236,250	0.2
Ducommun, Inc., Private Placement, Sr Nt, 9.750%, 07/15/18[2]	250	256,875	0.2
Huntington Ingalls Industries, Inc., Private Placement,
6.875%, 03/15/18[2]	180	184,500	0.1
7.125%, 03/15/21[2]	90	93,150	0.1
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	210	221,550	0.2
Kratos Defense & Security Solutions, Inc., Private Placement, Sr Sec’d Nt, 10.000%, 06/01/17[2]	160	168,800	0.1
Triumph Group, Inc., 8.625%, 07/15/18	80	87,700	0.1

		1,310,835	1.1
AIR FREIGHT & LOGISTICS — 0.1%
AMGH Merger Sub, Inc., Private Placement, 9.250%, 11/01/18[2]	72	75,960	0.1

AIRLINES — 1.2%
American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	299	256,876	0.2
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	722	754,124	0.7

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

AIRLINES (continued)
UAL 2007-1 Pass Through Trust, Private Placement, VAR,
2.707%, 07/02/14[2]	$104	$95,419	0.1%
7.336%, 07/02/19[2]	82	77,192	0.0	[12]
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	183	201,477	0.2

		1,385,088	1.2
BUILDING PRODUCTS — 0.3%
Associated Materials LLC, Private Placement, 9.125%, 11/01/17[2]	75	74,812	0.1
Nortek, Inc., Private Placement, Co Guar, 8.500%, 04/15/21[2]	235	217,375	0.2

		292,187	0.3
COMMERCIAL SERVICES & SUPPLIES — 2.6%
B-Corp. Merger Sub, Inc., Private Placement, Sr Nt, 8.250%, 06/01/19[2]	200	198,000	0.2
CDRT Merger Sub, Inc., Private Placement, Co Guar, 8.125%, 06/01/19[2]	225	225,000	0.2
Cenveo Corp., Nt, 8.875%, 02/01/18	300	291,000	0.2
Cenveo Corp., Private Placement, 10.500%, 08/15/16[2]	500	491,250	0.4
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	180	190,350	0.2
Harland Clarke Holdings Corp.,
VAR, 6.000%, 05/15/15[10]	447	373,245	0.3
9.500%, 05/15/15	40	36,550	0.1
Iron Mountain, Inc., 8.375%, 08/15/21	250	262,500	0.2
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	287,375	0.2
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	206,000	0.2
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4]	1,415	74,288	0.1
6.500%, 08/01/27[1,4]	810	42,525	0.0	[12]
9.750%, 01/15/15[1,4]	585	30,712	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
7.250%, 05/15/18	125	125,000	0.1
7.625%, 06/15/20	90	88,947	0.1

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES (continued)
WCA Waste Corp., Private Placement, Co Guar, 7.500%, 06/15/19[2]	$100	$99,500	0.1%

		3,022,242	2.6
CONSTRUCTION & ENGINEERING — 1.6%
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.125%, 07/01/18[2]	320	318,400	0.3
Great Lakes Dredge & Dock Corp., Private Placement, 7.375%, 02/01/19[2]	50	49,250	0.0	[12]
New Enterprise Stone & Lime Co., Private Placement, Nt, 11.000%, 09/01/18[2]	750	693,750	0.6
Production Resource Group, Inc., Private Placement, Co Guar, 8.875%, 05/01/19[2]	125	124,063	0.1
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, 9.500%, 12/01/14[10]	271	277,775	0.3
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, Co Guar, 8.250%, 02/01/21	160	159,200	0.1
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	150	144,000	0.1
United Rentals North America, Inc., 10.875%, 06/15/16	80	89,500	0.1

		1,855,938	1.6
ELECTRICAL EQUIPMENT — 0.4%
Belden, Inc., Sr Nt, 9.250%, 06/15/19	125	139,063	0.1
General Cable Corp., VAR, 2.679%, 04/01/15	250	245,000	0.2
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	105,500	0.1

		489,563	0.4
ENVIRONMENTAL SERVICES — 0.1%
Casella Waste Systems, Inc., Private Placement, Nt, 7.750%, 02/15/19[2]	90	90,225	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDUSTRIAL CONGLOMERATES — 0.2%
JB Poindexter & Co., Inc., Co. Guar, 8.750%, 03/15/14[10]	$184	$185,380	0.2%

MACHINERY — 0.9%
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	60	61,350	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	182,700	0.2
CPM Holdings, Inc., Private Placement, Sr Nt, 10.625%, 09/01/14[2]	55	59,675	0.0	[12]
Thermadyne Holdings Corp., Private Placement, 9.000%, 12/15/17[2]	525	548,625	0.5
Titan International, Inc., Private Placement, 7.875%, 10/01/17[2]	125	130,625	0.1

		982,975	0.9
MARINE — 2.3%
ACL I Corp., Private Placement, PIK, 10.625%, 02/15/16[2]	300	280,500	0.2
American Petroleum Tankers Parent LLC/AP Tankers Co., Sr Sec’d Nt, 10.250%, 05/01/15	197	205,865	0.2
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.275%, 07/17/14[2]	400	316,000	0.3
CMA CGM S.A., Private Placement, Sr Unsec’d Nt, (France), 8.500%, 04/15/17[2]	225	189,000	0.2
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17	350	392,875	0.3
General Maritime Corp., Sr Nt, 12.000%, 11/15/17	364	294,840	0.3
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.625%, 11/01/17[2]	140	137,900	0.1
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	377	388,310	0.3

Description	Par (000)	Value	Percent of Net Assets*

MARINE (continued)
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 9.250%, 04/15/19[2]	$125	$125,938	0.1%
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	310	310,775	0.3

		2,642,003	2.3
ROAD & RAIL — 2.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	150	151,875	0.2
9.625%, 03/15/18	240	256,200	0.2
Hertz Corp. (The), Private Placement, Co Guar, 6.750%, 04/15/19[2]	15	14,850	0.0	[12]
Kansas City Southern de Mexico S.A. de C.V., Private Placement, (Mexico), 6.625%, 12/15/20[2]	113	117,520	0.1
Kansas City Southern de Mexico S.A. de C.V., Private Placement, Sr Unsec’d Nt, (Mexico), 6.125%, 06/15/21[2]	75	75,000	0.1
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	156	167,310	0.1
Quality Distribution LLC/QD Capital Corp., PIK, 11.750%, 11/01/13	66	65,838	0.0	[12]
Quality Distribution LLC/QD Capital Corp., Private Placement, 9.875%, 11/01/18[2]	1,100	1,120,625	1.0
RailAmerica, Inc., 9.250%, 07/01/17	300	329,250	0.3

		2,298,468	2.0

Total Industrials		14,630,864	12.8

INFORMATION TECHNOLOGY — 6.2%
COMMUNICATIONS EQUIPMENT — 1.0%
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2]	260	251,550	0.2
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	500	510,000	0.4
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	260	278,200	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMUNICATIONS EQUIPMENT (continued)
EH Holding Corp., Private Placement, Sr Sec’d Nt, 6.500%, 06/15/19[2]	$88	$89,540	0.1%
EH Holding Corp., Private Placement, Sr Unsec’d Nt, 7.625%, 06/15/21[2]	85	86,700	0.1

		1,215,990	1.0
COMPUTERS & PERIPHERALS — 0.9%
Seagate HDD Cayman, Private Placement, Co Guar, (Cayman Islands), 7.750%, 12/15/18[2]	450	472,500	0.4
Seagate HDD Cayman, Private Placement, Sr Nt, (Cayman Islands), 6.875%, 05/01/20[2]	170	168,725	0.2
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., Sr Sec’d Nt, (Bermuda), 12.000%, 03/29/15	371	364,507	0.3

		1,005,732	0.9
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Intcomex, Inc., 13.250%, 12/15/14	218	222,905	0.2
Kemet Corp., 10.500%, 05/01/18	375	414,375	0.3
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 2.997%, 06/15/14[2]	200	198,500	0.2
Smart Modular Technologies WWH, Inc., Sr Nt, (Cayman Islands), VAR, 5.805%, 04/01/12[3,9]	423	423,013	0.4
Viasystems, Inc., Private Placement, 12.000%, 01/15/15[2]	225	246,937	0.2

		1,505,730	1.3
INTERNET SOFTWARE & SERVICES — 0.2%
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	185	201,419	0.2

IT SERVICES — 1.9%
Compucom Systems, Inc., Private Placement, 12.500%, 10/01/15[2]	225	236,813	0.2
First Data Corp., 9.875%, 09/24/15	19	19,522	0.0	[12]
First Data Corp., Private Placement, 8.250%, 01/15/21[2]	80	78,400	0.1

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES (continued)
First Data Corp., Private Placement, Sr Nt, 12.625%, 01/15/21[2]	$378	$404,460	0.4%
iGate Corp., Private Placement, Co Guar, 9.000%, 05/01/16[2]	375	378,750	0.3
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	850	777,750	0.7
Softbrands, Inc./Atlantis Merger Sub, Inc., Private Placement, Sr Nt, 11.500%, 07/15/18[2,3,9]	65	59,893	0.1
Stream Global Services, Inc., Sr Nt, 11.250%, 10/01/14	100	106,500	0.1

		2,062,088	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Amkor Technology, Inc., 7.375%, 05/01/18	170	172,763	0.2
Freescale Semiconductor, Inc., Private Placement, Co Guar, 8.050%, 02/01/20[2]	385	386,925	0.3
Freescale Semiconductor, Inc., Private Placement, Nt, 9.250%, 04/15/18[2]	105	113,138	0.1
MEMC Electronic Materials, Inc., Private Placement, 7.750%, 04/01/19[2]	135	133,312	0.1
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	100	112,000	0.1
NXP B.V./NXP Funding LLC, Sr Nt, (Netherlands), VAR, 3.028%, 10/15/13	98	97,510	0.1

		1,015,648	0.9

Total Information Technology		7,006,607	6.2

MATERIALS — 9.4%
CHEMICALS — 1.7%
CF Industries, Inc., 7.125%, 05/01/20	90	104,738	0.1
Chemtura Corp., Private Placement, 7.875%, 09/01/18[2]	150	157,125	0.1
Lyondell Chemical Co., 11.000%, 05/01/18	967	1,082,633	0.9

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS (continued)
Lyondell Chemical Co., Private Placement, 8.000%, 11/01/17[2]	$262	$291,475	0.3%
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Private Placement, Nt, 8.375%, 03/01/18[2]	35	35,438	0.0	[12]
Omnova Solutions, Inc., Private Placement, 7.875%, 11/01/18[2]	40	38,450	0.0	[12]
PolyOne Corp., 7.375%, 09/15/20	280	293,300	0.3

		2,003,159	1.7
CONSTRUCTION MATERIALS — 0.9%
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	650	661,375	0.6
Texas Industries, Inc., 9.250%, 08/15/20	300	290,250	0.3

		951,625	0.9
CONTAINERS & PACKAGING — 2.2%
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	200	210,500	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	367,225	0.3
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	174,075	0.1
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	290,250	0.3
Constar International, Inc., 11.000%, 12/31/17[3,9]	302	302,273	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Nt,
8.250%, 02/15/21[2]	300	280,500	0.3
8.500%, 05/15/18[2]	400	393,000	0.3
9.000%, 04/15/19[2]	125	123,437	0.1
Viskase Cos., Inc., Private Placement, Sr Nt, 9.875%, 01/15/18[2]	350	364,875	0.3

		2,506,135	2.2

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — 2.4%
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	$150	$151,125	0.1%
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	280,844	0.3
Edgen Murray Corp., Sr Nt, 12.250%, 01/15/15	250	251,875	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	100	102,000	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2]	45	45,675	0.1
JMC Steel Group, Private Placement, 8.250%, 03/15/18[2]	100	101,500	0.1
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	330	346,500	0.3
Noranda Aluminum Acquisition Corp., Sr Nt, PIK, 4.417%, 05/15/15	487	461,584	0.4
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	139	150,120	0.1
Severstal Columbus LLC, 10.250%, 02/15/18	100	110,500	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	50	50,375	0.1
Thompson Creek Metals Co., Inc., Private Placement, Sr Nt, Co Guar, (Canada), 7.375%, 06/01/18[2]	150	147,000	0.1
Wolverine Tube, Inc., Sr Nt, 15.000%, 03/31/12[1,4]	983	491,516	0.4

		2,690,614	2.4
PAPER & FOREST PRODUCTS — 2.2%
AbitibiBowater, Inc., Private Placement, 10.250%, 10/15/18[2]	260	281,450	0.3
Abitibi-Consolidated Co. of Canada, Escrow, (Canada),
6.000%, 06/20/13[1,4]	1,331	6,655	0.0	[12]
7.500%, 04/01/28[1,4]	287	1,435	0.0	[12]

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS (continued)
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada),
7.750%, 06/15/11[1,4]	$479	$2,395	0.0%[12]
8.375%, 04/01/15[1,4]	2,485	12,425	0.0	[12]
8.850%, 08/01/30[1,4]	102	510	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	250	260,625	0.2
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[1,4]	500	155,000	0.2
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	200	201,000	0.2
NewPage Corp., Sr Nt, 10.000%, 05/01/12	500	150,000	0.1
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14	1,500	1,398,750	1.2
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,3,4,9]	1,229	30,725	0.0	[12]
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,3,4,9]	448	11,200	0.0	[12]

		2,512,170	2.2

Total Materials		10,663,703	9.4

TELECOMMUNICATION SERVICES — 8.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	114,000	0.1
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement,
12.000%, 12/01/15[2]	113	120,627	0.1
12.000%, 12/01/15[2]	1,387	1,485,824	1.3
Frontier Communications Corp., Sr Nt, 8.250%, 04/15/17	115	125,062	0.1
8.500%, 04/15/20	115	125,350	0.1
8.750%, 04/15/22	110	119,900	0.1
Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	35	40,775	0.0	[12]
Level 3 Escrow, Inc., Private Placement, Sr Unsec’d Nt, 8.125%, 07/01/19[2]	600	603,000	0.5

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	$45	$46,294	0.1%
Level 3 Financing, Inc., Private Placement, Sr Nt, 9.375%, 04/01/19[2]	295	303,850	0.3
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	210,000	0.2
Qwest Communications International, Inc., Sr Sec’d Nt, 7.125%, 04/01/18	200	214,750	0.2
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	515	581,950	0.5
Windstream Corp.,
7.875%, 11/01/17	320	339,600	0.3
8.125%, 09/01/18	250	265,000	0.2

		4,695,982	4.1
WIRELESS TELECOMMUNICATION SERVICES — 4.2%
Cricket Communications, Inc.,
7.750%, 05/15/16	180	190,800	0.2
7.750%, 10/15/20	375	367,500	0.3
MetroPCS Wireless, Inc., 7.875%, 09/01/18	145	153,519	0.1
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	200	198,000	0.2
Nextel Communications, Inc., 7.375%, 08/01/15[10]	1,025	1,025,000	0.9
NII Capital Corp., Sr Nt,
8.875%, 12/15/19	315	347,681	0.3
10.000%, 08/15/16	135	156,600	0.2
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,400	1,398,250	1.2
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	199,620	0.2
VimpelCom Holdings B.V., Private Placement, Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	200,200	0.2
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	208,000	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES (continued)
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	$233	$268,650	0.2%

		4,713,820	4.2

Total Telecommunication Services		9,409,802	8.3

UTILITIES — 5.0%
GAS UTILITIES — 0.1%
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, 7.875%, 12/15/18[2]	160	159,200	0.1

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.1%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200	216,000	0.2
Calpine Corp., Private Placement, Sr Nt, 7.250%, 10/15/17[2]	354	359,310	0.3
Calpine Generating Co. LLC, Sec’d Nt, 0.000%, 04/01/11[1,4]	1,000	140,000	0.1
Dynegy Holdings, Inc., Sr Nt, 7.750%, 06/01/19	750	545,625	0.5
Dynegy Holdings, Inc., Sr Unsecd Nt, 7.125%, 05/15/18	500	345,000	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsecd Nt, 7.670%, 11/08/16	1,000	890,000	0.8
Edison Mission Energy, 7.200%, 05/15/19	500	397,500	0.3
Edison Mission Energy, Sr Nt, 7.750%, 06/15/16	1,000	900,000	0.8
First Wind Capital LLC, Private Placement, Sr Sec’d Nt, 10.250%, 06/01/18[2]	70	70,700	0.0	[12]
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	303,050	0.3
Homer City Funding LLC, 8.137%, 10/01/19	99	90,768	0.1
Midwest Generation LLC, 8.560%, 01/02/16	221	226,332	0.2

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (continued)
Texas Competitive Electric Holdings Co. LLC, Sr Nt, 10.250%, 11/01/15	$350	$211,750	0.2%

		4,696,035	4.1
MULTI-UTILITIES — 0.8%
Energy Future Holdings Corp., 10.875%, 11/01/17	89	76,095	0.1
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	730	778,516	0.7

		854,611	0.8

Total Utilities		5,709,846	5.0

Total Corporate Bonds
(cost $119,241,229)		121,217,880	106.4

LOAN PARTICIPATIONS & ASSIGNMENTS — 19.5%
CONSUMER DISCRETIONARY — 7.0%
AUTOMOBILES — 0.6%
Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	665	649,413	0.6

GAMING — 1.5%
Boyd Gaming Corp., Term Loan, VAR, 3.686%, 12/17/15	237	229,068	0.2
Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.186%, 01/28/15	312	280,573	0.3
CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	386	390,334	0.3
Golden Nugget, Inc., Additional Term Advance, VAR, 3.190%, 06/30/14	9	8,110	0.0	[12]
VAR, 3.190%, 06/30/14	3	2,717	0.0	[12]
VAR, 3.190%, 06/30/14	3	2,683	0.0	[12]
VAR, 3.190%, 06/30/14	3	2,405	0.0	[12]
Golden Nugget, Inc., Term Advance, VAR, 3.190%, 06/30/14	15	13,286	0.0	[12]
VAR, 3.190%, 06/30/14	17	14,671	0.0	[12]
Harrahs Operating Co., Term B-2 Loan, VAR, 3.274%, 01/28/15	694	624,952	0.6

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

GAMING (continued)
Isle of Capri Casinos, Inc., Term Loan B, VAR, 4.750%, 11/01/13	$95	$95,376	0.1%
VAR, 4.750%, 11/01/13	5	4,769	0.0	[12]

		1,668,944	1.5
HOTELS, RESTAURANTS & LEISURE — 0.3%
Outback Steakhouse, Inc., Prefunded RC Commitment, VAR, 0.069%, 06/14/13	5	5,130	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, VAR, 2.500%, 06/14/14	388	370,956	0.3

		376,086	0.3
MEDIA — 3.6%
Clear Channel Communications, Inc., Term Loan B, VAR, 3.836%, 01/29/16	572	483,921	0.4
Entercom Radio LLC, Term Loan A, VAR, 1.311%, 06/30/12	381	371,213	0.3
VAR, 3.375%, 06/30/12	6	5,552	0.0	[12]
High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	190	189,806	0.2
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	100	100,531	0.1
Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	100	101,583	0.1
Media General, Inc., Term Loan, VAR, 4.686%, 03/29/13	8	7,275	0.0	[12]
VAR, 4.754%, 03/29/13	47	42,225	0.1
Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	694	694,403	0.6
Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	250	263,908	0.2
R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.000%, 10/24/14	184	125,157	0.1
VAR, 9.000%, 10/24/14	177	120,095	0.1
VAR, 9.000%, 10/24/14	45	30,517	0.1
Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	249	251,402	0.2

Description	Par (000)	Value	Percent of Net Assets*

MEDIA (continued)
TL Acquisitions Inc., Term Loan, VAR, 2.500%, 07/03/14	$737	$662,518	0.6%
Univision Communications, Inc., Initial Term Loan, VAR, 2.186%, 09/29/14	361	345,826	0.3
Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/21/15	282	260,687	0.2

		4,056,619	3.6
SPECIALTY RETAIL — 0.8%
Claire’s Stores, Term Loan B, VAR, 2.996%, 05/29/14	676	618,981	0.5
VAR, 3.023%, 05/29/14	142	129,724	0.1
J. Crew, 1st Lien Term Loan, VAR, 4.750%, 03/07/18	168	160,987	0.1
VAR, 4.750%, 03/07/18	56	53,663	0.1
VAR, 4.750%, 03/07/18	1	538	0.0	[12]

		963,893	0.8
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
BCBG Max Azaria, Term Loan, 05/20/15^	200	191,750	0.2

Total Consumer Discretionary		7,906,705	7.0

CONSUMER STAPLES — 0.8%
FOOD & STAPLES RETAILING — 0.4%
Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	486	478,304	0.4

PERSONAL PRODUCTS — 0.4%
Targus, 1st Lien Term Loan, VAR, 11.000%, 05/24/16	500	490,000	0.4

Total Consumer Staples		968,304	0.8

ENERGY — 0.2%
OIL, GAS & CONSUMABLE FUELS — 0.2%
Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	116	116,609	0.1
Western Refinancing, Inc., Term Loan B, VAR, 7.500%, 03/15/17	100	100,831	0.1

Total Energy		217,440	0.2

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FINANCIALS — 2.6%
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11[1,4]	$2,285	$1,297,069	1.1%
Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11[1,4]	175	99,531	0.1
CIT Group, Inc., Tranche 3 Term Loan, VAR, 6.250%, 08/11/15	126	126,693	0.1
VAR, 6.250%, 08/11/15	33	32,982	0.0	[12]
VAR, 6.250%, 08/11/15	30	30,030	0.0	[12]
VAR, 6.250%, 08/11/15	30	30,030	0.0	[12]
VAR, 6.250%, 08/11/15	16	16,491	0.0	[12]
VAR, 6.250%, 08/11/15	125	126,008	0.1
VAR, 6.250%, 08/11/15	54	53,833	0.1
VAR, 6.250%, 08/11/15	49	49,226	0.1
VAR, 6.250%, 08/11/15	41	41,463	0.1
Clarke American Corp., Term Loan B, VAR, 2.686%, 06/30/14	71	63,200	0.1
VAR, 2.686%, 06/30/14	97	86,746	0.1
VAR, 2.746%, 06/30/14	152	135,694	0.1
VAR, 2.746%, 06/30/14	59	52,419	0.0	[12]
VAR, 2.746%, 06/30/14	101	90,215	0.1

		2,331,630	2.1
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
CB Richard Ellis Services, Inc., Delayed Draw Term Loan D, 09/04/19^	107	105,929	0.1
I-Star, Term Loan A-1, VAR, 5.000%, 06/28/13	211	208,031	0.2
VAR, 5.000%, 06/28/13	186	183,030	0.1
Tishman Speyer Office, Term Loan, 05/04/12^	140	139,825	0.1

		636,815	0.5

Total Financials		2,968,445	2.6

HEALTH CARE — 0.2%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Inventive Health, Consolidated Term Loan, VAR, 4.750%, 08/04/16	100	98,944	0.1

Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUTICALS — 0.1%
Axcan Pharmaceuticals, Term Loan, VAR, 5.500%, 02/10/17	$11	$11,016	0.0%[12]
VAR, 5.500%, 02/10/17	103	102,082	0.1

		113,098	0.1

Total Health Care		212,042	0.2

INDUSTRIALS — 2.7%
AIRLINES — 0.4%
Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/07/16	499	490,960	0.4

BUILDING PRODUCTS — 0.8%
Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.146%, 02/07/14	81	62,971	0.1
Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.523%, 02/07/14	888	689,043	0.6
Jacuzzi Luxco S.A.R.L., New Term Loan, VAR, 6.246%, 11/15/13[3,9]	124	124,269	0.1

		876,283	0.8
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	199	200,369	0.2
SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	125	120,375	0.1
SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	225	214,173	0.2

		534,917	0.5
INDUSTRIAL CONGLOMERATES — 1.0%
BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,178	1,174,662	1.0

Total Industrials		3,076,822	2.7

INFORMATION TECHNOLOGY — 2.5%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	100	99,906	0.1
Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	50	50,541	0.0	[12]

		150,447	0.1

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — 2.0%
Compucom Systems, Inc., Term Loan, VAR, 3.690%, 08/25/14[3,9]	$770	$749,326	0.6%
First Data Corp., Initial Tranche B-1 Term Loan, VAR, 2.936%, 09/24/14	350	323,726	0.3
First Data Corp., Initial Tranche B-3 Term Loan, VAR, 2.936%, 09/24/14	1,313	1,214,986	1.1

		2,288,038	2.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.441%, 12/01/16	389	386,088	0.4

Total Information Technology		2,824,573	2.5

MATERIALS — 1.7%
CHEMICALS — 1.3%
AZ Chem US, Inc. (Arizona Chemical), Term Loan, VAR, 4.750%, 11/21/16	98	98,275	0.1
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, VAR, 5.996%, 11/15/14	500	495,155	0.4
Nexeo Solutions, Term Loan, VAR, 5.000%, 09/08/17	38	38,037	0.1
VAR, 5.000%, 09/08/17	31	30,628	0.0	[12]
VAR, 5.000%, 09/08/17	31	30,628	0.0	[12]
Rentech Energy Midwest Corp. Term Loan, VAR, 10.000%, 06/10/16	430	425,700	0.4
Styron, 1st Lien Term Loan, VAR, 6.000%, 08/02/17	249	248,347	0.2
Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	164	163,747	0.1

		1,530,517	1.3
CONTAINERS & PACKAGING — 0.1%
Reynolds Group Holdings, U.S. Term Loan, VAR, 4.250%, 02/09/18	52	51,486	0.1
4.250%, 02/09/18	46	45,718	0.0	[12]
4.250%, 02/09/18	27	26,632	0.0	[12]

		123,836	0.1
METALS & MINING — 0.1%
American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	125	124,922	0.1

Description	Shares/Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS — 0.2%
Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	$200	$200,312	0.2%

Total Materials		1,979,587	1.7

TELECOMMUNICATION SERVICES — 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Level 3 Communications, Tranche A Term Loan, VAR, 2.533%, 03/13/14	179	172,823	0.1
VAR, 2.533%, 03/13/14	71	69,130	0.1
Level 3 Communications, Tranche B Term Loan, VAR, 11.500%, 03/13/14	250	263,985	0.2

Total Telecommunication Services		505,938	0.4

UTILITIES — 1.4%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.4%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,
VAR, 4.690%, 10/10/17	330	257,848	0.2
VAR, 4.768%, 10/10/17	350	273,609	0.3
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.690%, 10/10/14	680	574,741	0.5
TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.496%, 12/15/14	500	480,625	0.4

Total Utilities		1,586,823	1.4

Total Loan Participations & Assignments
(cost $21,784,917)		22,246,679	19.5

ASSET-BACKED SECURITIES — 1.3%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.886%, 01/25/35[3,9]	115	6,571	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.686%, 09/25/34[3,9]	53	11,769	0.0	[12]

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Shares/Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES (continued)
Unipac IX LLC, 13.000%, 04/11/13[3,9]	$1,500		$1,480,187	1.3%

Total Asset-Backed Securities
(cost $1,641,310)			1,498,527	1.3

Total Fixed Income Investments
(cost $142,713,456)			145,018,861	127.2

COMMON STOCKS — 3.8%
CONSUMER DISCRETIONARY — 1.1%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

AUTOMOBILES — 0.4%
General Motors Co.[1]	14		433,025	0.4

BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3,9]	157		2	0.0	[12]
Adelphia Recovery Trust	1,297		130	0.0	[12]

			132	0.0	[12]
LEISURE EQUIPMENT & PRODUCTS — 0.3%
True Temper Holdings, Inc. ADR[1,3,9]	43		393,413	0.3

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Broder Brothers Co.[1,3,9]	38		403,694	0.4
WestPoint International, Inc.[1,3,9]	28		—	0.0

			403,694	0.4

Total Consumer Discretionary			1,230,264	1.1

CONSUMER STAPLES — 0.1%
FOOD PRODUCTS — 0.1%
Eurofresh, Inc., ADR[1,3,9]	106		85,767	0.1

INDUSTRIALS — 0.2%
BUILDING PRODUCTS — 0.1%
Jupiter Holding I Corp.[1,3,9]	8		138,873	0.1

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Quad/Graphics, Inc.	3		123,964	0.1

Total Industrials			262,837	0.2

INFORMATION TECHNOLOGY — 0.8%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	8		—	0.0

IT SERVICES — 0.1%
Unisys Corp.[1]	3		82,600	0.1

Description	Shares (000)		Value	Percent of Net Assets*

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg)[1,3,9]	99		$856,569	0.7%

Total Information Technology			939,169	0.8

MATERIALS — 1.2%
CHEMICALS — 0.3%
LyondellBasell Industries N.V., (Netherlands), Class A	10		382,773	0.3

CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	10		87,684	0.1

CONTAINERS & PACKAGING — 0.0%[12]
Constar International, Inc., ADR[1,3,9]	4		1,199	0.0	[12]

METALS & MINING — 0.0%[12]
Lexington Coal Co.[1,3,9]	25		7,973	0.0	[12]

PAPER & FOREST PRODUCTS — 0.8%
AbitibiBowater, Inc., (Canada)[1]	43		876,003	0.8

Total Materials			1,355,632	1.2

TELECOMMUNICATION SERVICES — 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AboveNet, Inc.	7		471,518	0.4
XO Holdings, Inc.[1]	1		367	0.0	[12]

			471,885	0.4
WIRELESS TELECOMMUNICATION SERVICES — 0.0%[12]
USA Mobility, Inc.	—	[11]	442	0.0	[12]

Total Telecommunication Services			472,327	0.4

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
GenOn Energy, Inc.[1]	3		10,218	0.0	[12]

Total Common Stocks
(cost $6,694,363)			4,356,214	3.8

PREFERRED STOCKS — 3.5%
CONSUMER DISCRETIONARY — 1.3%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C1,3,9	—	[11]	—	0.0

AUTOMOBILES — 0.3%
General Motors Co., Pfd., Series B, 4.750%, 12/01/13	7		341,180	0.3

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of June 30, 2011 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

DIVERSIFIED CONSUMER SERVICES — 0.5%
Carraige Services Capital Trust, Pfd, 7.000%, 06/01/29	16		$600,400	0.5%

HOUSEHOLD DURABLES — 0.3%
M/I Homes, Inc., Pfd, Series A, 9.750%, 03/15/12[1,14]	21		359,992	0.3

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		3,465	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 08/01/11[1,3,9,14]	—	[11]	218,160	0.2

			221,625	0.2

Total Consumer Discretionary			1,523,197	1.3

CONSUMER STAPLES — 0.1%
FOOD PRODUCTS — 0.1%
Eurofresh, Inc., Pfd, ADR[1,3,9]	—	[11]	147,687	0.1

FINANCIALS — 2.0%
COMMERCIAL BANKS — 1.4%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14[14]	30		1,575,939	1.4

CONSUMER FINANCE — 0.6%
Ally Financial, Inc., 7.000%, 12/31/11[2,14]	1		574,263	0.5
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40[1]	4		92,160	0.1

			666,423	0.6

Total Financials			2,242,362	2.0

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	2		—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.1%
Constar International, Inc., Pfd[1,3,9]	1		90,682	0.1

Total Preferred Stocks
(cost $4,640,830)			4,003,928	3.5

Description	Shares (000)	Value	Percent of Net Assets*
WARRANTS — 0.5%
CONSUMER DISCRETIONARY — 0.5%
AUTOMOBILES — 0.5%
General Motors Co., expiring 07/10/16[1]	13	$277,473	0.3%
expiring 07/10/19[1]	13	206,548	0.2

Total Consumer Discretionary		484,021	0.5

Total Warrants
(cost $486,355)		484,021	0.5

Total Equity Investments
(cost $11,821,548)		8,844,163	7.8

SHORT-TERM INVESTMENT — 1.0%
INVESTMENT COMPANY — 1.0%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050%[5,13]
(cost $1,140,653)	1,141	1,140,653	1.0

TOTAL INVESTMENTS
(cost $155,675,657)		$155,003,677	136.0

Preferred Stock and Liabilities in Excess of Other Assets		(41,025,895)	(36.0)

Net Assets Applicable to Common Stockholders		$113,977,782	100.0%

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of June 30, 2011 (Unaudited)

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of June 30, 2011.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $56,111,378 and 49.2% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $6,761,428 and 5.9% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[7]	Step-up bond. Interest rate is effective rate as of June 30, 2011.
[9]	Security deemed to be illiquid. These securities amounted to $6,761,428 and 5.9% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par, units or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of June 30, 2011.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2011.

^	Unsettled security, coupon rate is undetermined at June 30, 2011.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Assets And Liabilities

As of June 30, 2011 (Unaudited)

ASSETS:
Investments in non-affiliates, at value	$153,863,024
Investments in affiliates, at value	1,140,653

Total investment securities, at value	155,003,677
Cash	58,923
Receivables:
Investment securities sold	2,034,886
Interest and dividends	2,245,794

Total Assets	159,343,280

LIABILITIES:
Payables:
Dividends on preferred stock	226
Investment securities purchased	2,099,045
Accrued liabilities:
Investment advisory fees	198,685
Administration fees	9,526
Custodian and accounting fees	6,438
Directors’ and Chief Compliance Officer’s fees	479
Collateral management fees	850
Other	50,249

Total Liabilities	2,365,498
Less: Outstanding Preferred Stock (1,720 shares at $25,000 per share) at liquidation value	43,000,000

Net Assets applicable to common stockholders	$113,977,782

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Common Stock, $0.01 par value; 49,996,320 shares authorized, 12,958,759 shares issued and outstanding	$129,588
Capital in excess of par	160,212,643
Undistributed net investment income	2,026,770
Accumulated net realized gains (losses)	(47,719,239)
Net unrealized appreciation (depreciation)	(671,980)

Total Net Assets applicable to common stockholders	$113,977,782

Shares Outstanding	12,958,759
Net asset value per Common Share ($113,977,782/12,958,759)	$8.80
Cost of investments in non-affiliates	$154,535,004
Cost of investments in affiliates	1,140,653

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME:
Interest income from non-affiliates	$6,674,265
Dividend income from non-affiliates	149,521
Dividend income from affiliates	1,105

Total investment income	6,824,891

EXPENSES:
Investment advisory fees (Note 6)	1,078,381
Administration fees (Note 6)	79,225
Custodian and accounting fees (Note 6)	31,055
Collateral management fees	850
Audit fees	35,863
Legal fees	46,965
Directors’ and Chief Compliance Officer’s fees	—
Printing and mailing costs	72,371
Transfer agent fees	5,976
Stock exchange listing fees	10,155
Insurance	14,983
Other	2,812

Operating expenses	1,378,636

Commissions on auction rate preferred stock	18,200

Total expenses	1,396,836

Less amounts waived	(2,245)

Net expenses	1,394,591

Net investment income (loss)	5,430,300

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2,000,385
Swaps	(94,815)

Net realized gain (loss)	1,905,570

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(503,377)
Swaps	93,260

Change in net unrealized appreciation (depreciation)	(410,117)

Net realized/unrealized gains (losses)	1,495,453

Change in net assets resulting from operations	$6,925,753

DISTRIBUTIONS TO PREFERRED STOCKHOLDERS FROM NET INVESTMENT INCOME	(38,774)

NET INCREASE/(DECREASE) IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS RESULTING FROM OPERATIONS	$6,886,979

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
INCREASE/(DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,430,300	$11,638,480
Net realized gain (loss)	1,905,570	(3,338,382)
Change in net unrealized appreciation (depreciation)	(410,117)	14,836,930
Distributions to preferred stockholders from net investment income	(38,774)	(108,868)

Net increase/(decrease) in net assets resulting from operations applicable to common stockholders	6,886,979	23,028,160

DISTRIBUTIONS TO COMMON STOCKHOLDERS FROM:
Net investment income	(5,052,816)	(11,852,808)

Total distributions to common stockholders	(5,052,816)	(11,852,808)

FUND SHARE TRANSACTIONS (NOTE 2):
Value of 2,141 and 5,713 shares issued in reinvestment of dividends to common stockholders in 2011 and 2010, respectively	20,533	47,803

Total increase in net assets derived from fund share transactions	20,533	47,803

Total net increase/(decrease) in net assets applicable to common stockholders	1,854,696	11,223,155
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of period	112,123,086	100,899,931

End of period	$113,977,782	$112,123,086

Undistributed Net Investment Income	$2,026,770	$1,688,060

See Notes to Financial Statements.

Statement of Cash Flows

For the Six Months Ended June 30, 2011 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/decrease in net assets from operations	$6,925,753
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(48,675,820)
Proceeds from disposition of investment securities	49,012,231
Purchases of short-term investments, net	(87,298)
Unrealized appreciation/depreciation on swap contracts	(93,260)
Unrealized appreciation/depreciation on investments	503,377
Net realized gain/loss on investments	(2,000,385)
Net realized gain/loss on swap contracts	94,815
Decrease in due from Advisor and Affiliates	33,722
Increase in receivable for investments sold	(166,666)
Increase in interest and dividends receivable	(13,550)
Decrease in securities lending income receivable	50
Increase in payable for investments purchased	85,124
Decrease in excise tax payable	(59,359)
Increase in accrued expenses and other liabilities	1,632
Net (amortization)/accretion of income	(534,553)

Net cash provided (used) by operating activities	5,025,813

Cash flows provided (used) by financing activities:
Cash distributions paid to shareholders (net of reinvestments of $20,533)	(5,032,283)
Cash distributions paid to preferred stockholders	(39,535)

Net cash provided (used) by financing activities	(5,071,818)

Net increase/decrease in cash	(46,005)

Cash:
Beginning of period	104,928

End of period	$58,923

Supplemental information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Financial Highlights

(Contained below is per share operating performance data for a share of common stock outstanding, total return performance, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements calculated using average shares outstanding and market price data for the Fund’s shares.)

	For the Six Months Ended June 30, 2011 (Unaudited)		For the Year Ended December 31,
			2010		2009		2008	2007	2006
Net asset value, beginning of period	$8.65		$7.79		$4.14		$9.15	$9.95	$8.94

Net investment income	0.42		0.90		0.76		1.21	1.21	1.09
Net realized and unrealized gain/(loss) on investments	0.12		0.89		3.56		(5.18)	(0.84)	1.07
Distributions to preferred stockholders from net investment income	—	(15)	(0.01)		(0.01)		(0.16)	(0.27)	(0.25)

Net increase/(decrease) in net asset value resulting from operations	0.54		1.78		4.31		(4.13)	0.10	1.91

Distributions to Common Stockholders from:
Net investment income	(0.39)		(0.92)		(0 .66)		(0 .88)	(0.90)	(0.90)

Total distributions to common stockholders	(0.39)		(0.92)		(0 .66)		(0 .88)	(0.90)	(0.90)

Net asset value, end of period	$8.80		$8.65		$7 .79		$4 .14	$9.15	$9.95

Market value per share, end of period	$9.80		$8.45		$7 .38		$3 .68	$8.10	$9.80

TOTAL INVESTMENT RETURN:(1)
Based on market value per common share(2)(3)	21.06%		27.90%		126 .57%		(47.76)%	(9.01)%	26.78%
Based on net asset value per common share(3)(4)(5)	6.14%		24.03%		112 .51%		(47.98)%	1.24%	22.38%
RATIOS TO AVERAGE NET ASSETS:(6)(7)
Net Expenses (including expenses related to leverage)(8)(9)(10)	1.76	%(13)	1.74	%(13)	1.73	%(13)	0.59%	1.27%	1.95%
Applicable to common stockholders only(8)(10)(11)	2.41	%(14)	2.43	%(14)	2.40	%(14)	0.99%	1.92%	3.01%
Net Expenses (prior to expenses related to leverage)(8)(9)(10)	1.74	%(13)	1.67	%(13)	1.64	%(13)	0.49%	1.18%	1.86%
Applicable to common stockholders only(8)(10)(11)	2.38	%(14)	2.34	%(14)	2.56	%(14)	0.82%	1.79%	2.87%
Net investment income(10)(11)	9.38%		10.81%		12.80%		16.22%	12.18%	11.61%
SUPPLEMENTAL DATA:
Net assets at end of period, net of preferred stock (000)	$113,978		$112,123		$100,900		$53,537	$118,402	$128,712
Portfolio turnover rate(3)	31%		58%		63%		36%	64%	75%
SENIOR SECURITIES:
Number of preferred shares outstanding at end of period	1,720		1,720		1,720		1,720	2,640	2,640
Asset coverage per share of preferred stock outstanding at end of period(12)	$91,266		$90,188		$83,663		$56,126	$69,849	$73,755
Involuntary liquidation preference and average market value per share of preferred stock	$25,000		$25,000		$25,000		$25,000	$25,000	$25,000

(1)

Total investment return excludes the effects of commissions. Dividends and distributions to common stockholders, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Rights offerings, if any, are assumed, for purposes of this calculation, to be fully subscribed under the terms of the rights offering.

(2)

Assumes an investment at the common share market value at the beginning of the period indicated and sale of all shares at the closing common share market value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized for periods less than one year.
(4)

Assumes an investment at the common share net asset value at the beginning of the period indicated and sale of all shares at the closing common share net asset value at the end of the period indicated. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for common stockholder transactions.

(6)	Ratios do not include the effect of dividends to preferred stock.
(7)	See Note 6 in the Notes to Financial Statements.
(8)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(9)	Ratios calculated relative to the average net assets of both common and preferred stockholders.
(10)	Annualized for periods less than one year.
(11)	Ratios calculated relative to the average net assets of common stockholders only.
(12)	Calculated by subtracting the Fund’s total liabilities (not including the preferred stock) from the Fund’s total assets, and dividing this by the number of preferred shares outstanding.
(13)

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2011 and the years ended December 31, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by, less than 0.01%, 0.03% and 0.17%, respectively.

(14)

The Advisor and Administrator voluntarily agreed to waive/reimburse fees during the six months ended June 30, 2011 and the years ended December 31, 2010 and 2009. Without these waivers/reimbursements, the ratios would have been higher by, less than 0.01%, 0.04% and 0.27%, respectively.

(15)	Amount rounds to less than $0.01.

See Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES — Pacholder High Yield Fund, Inc. (the “Fund”) is a closed-end, diversified management investment company with a leveraged capital structure. The Fund’s investment objective is to provide a high level of total return through current income and capital appreciation. Under normal circumstances, the Fund invests at least 80% of the value of its assets in high yield debt securities. The Fund invests primarily in fixed income securities of domestic companies. The Fund was incorporated under the laws of the State of Maryland in August 1988.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on quotations received from independent or affiliated pricing services approved by the Board of Directors or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances, where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Directors. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. At June 30, 2011, $6,761,428 of the Fund’s investments were fair valued.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$433,155	$—	$797,109		$1,230,264
Consumer Staples	—	—	85,767		85,767
Industrials	123,964	—	138,873		262,837
Information Technology	82,600	—	856,569		939,169
Materials	1,346,460	—	9,172		1,355,632
Telecommunication Services	472,327	—	—		472,327
Utilities	10,218	—	—		10,218

Total Common Stocks	2,468,724	—	1,887,490		4,356,214

Preferred Stocks
Consumer Discretionary	—	1,301,572	221,625		1,523,197
Consumer Staples	—	—	147,687		147,687
Financials	—	2,242,362	—		2,242,362
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	90,682		90,682

Total Preferred Stocks	—	3,543,934	459,994		4,003,928

Debt Securities
Asset-Backed Securities	—	—	1,498,527		1,498,527
Convertible Bond	—	55,775	—		55,775
Corporate Bonds
Consumer Discretionary	—	35,667,798	688		35,668,486
Consumer Staples	—	5,012,810	421,977		5,434,787
Energy	—	13,934,316	—		13,934,316
Financials	—	12,521,109	—		12,521,109
Health Care	—	5,446,307	792,053		6,238,360
Industrials	—	14,630,864	—		14,630,864
Information Technology	—	6,523,701	482,906		7,006,607
Materials	—	10,319,505	344,198		10,663,703
Telecommunication Services	—	9,409,802	—		9,409,802
Utilities	—	5,709,846	—		5,709,846

Total Corporate Bonds	—	119,176,058	2,041,822		121,217,880

Total Debt Securities	—	119,231,833	3,540,349		122,772,182

Loan Participations & Assignments
Consumer Discretionary	—	7,906,705	—		7,906,705
Consumer Staples	—	968,304	—		968,304
Energy	—	217,440	—		217,440
Financials	—	2,968,445	—		2,968,445
Health Care	—	212,042	—		212,042
Industrials	—	2,952,553	124,269		3,076,822
Information Technology	—	2,075,247	749,326		2,824,573
Materials	—	1,979,587	—		1,979,587
Telecommunication Services	—	505,938	—		505,938
Utilities	—	1,586,823	—		1,586,823

Total Loan Participations & Assignments	—	21,373,084	873,595		22,246,679

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
Consumer Discretionary	$—	$484,021	$—	$484,021
Short-Term Investment
Investment Company	1,140,653	—	—	1,140,653

Total Investments in Securities	$3,609,377	$144,632,872	$6,761,428	$155,003,677

(a)	Security has a zero value.

There were no significant transfers between Levels 1 and 2 during the six months ended June 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/11
Investments in Securities
Asset-Backed Security	$1,488,539	$—	$8,425	$4,759	$—	$(3,196)	$—	$—	$1,498,527
Common Stocks — Consumer Discretionary	343,970	—	453,139	—	—	—	—	—	797,109
Common Stocks — Consumer Staples	219,182	—	(133,415)	—	—	—	—	—	85,767
Common Stocks — Industrials	187,887	—	(49,014)	—	—	—	—	—	138,873
Common Stocks — Information Technology	1,030,974	—	(174,405)	—	—	—	—	—	856,569
Common Stocks — Materials	27,083	—	(19,110)	—	1,199	—	—	—	9,172
Corporate Bond — Consumer Discretionary	424,142	—	688	—	—	—	—	(424,142)	688
Corporate Bond — Consumer Staples	406,725	—	—	—	15,252	—	—	—	421,977
Corporate Bond — Financials	880,000	154,170	(19,756)	1,461	—	(1,015,875)	—	—	—
Corporate Bond — Health Care	932,291	—	(299,162)	(445)	159,369	—	—	—	792,053
Corporate Bond — Industrials	465,443	—	—	—	—	—	—	(465,443)	—
Corporate Bond — Information Technology	418,093	—	4,920	—	59,893	—	—	—	482,906
Corporate Bond — Materials	84,204	—	(42,279)	—	302,273	—	—	—	344,198
Loan Participations & Assignment —Financials	817,789	(4,782)	—	—	—	(813,007)	—	—	—
Loan Participations & Assignment — Industrials	123,718	—	551	—	—	—	—	—	124,269
Loan Participations & Assignment — Information Technology	857,780	—	7,732	302	—	(116,488)	—	—	749,326
Loan Participations & Assignment — Materials	493,750	—	—	—	—	—	—	(493,750)	—
Preferred Stocks — Consumer Discretionary	206,234	—	15,391	—	—	—	—	—	221,625

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

	Balance as of 12/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/11
Preferred Stocks — Consumer Staples	$147,688		$—	$(1)	$—	$—	$—	$—	$—	$147,687
Preferred Stocks — Financials	1,622,814		—	—	—	—	—	—	(1,622,814)	—
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—		—	—	—	90,682	—	—	—	90,682

Total	$11,178,306		$149,388	$(246,296)	$6,077	$628,668	$(1,948,566)	$—	$(3,006,149)	$6,761,428

(a)	Security has zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at June 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $(226,540). This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

B.	FEDERAL TAXES — It is the Fund’s policy to make distributions to stockholders of net investment income and net realized capital gains to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

The Fund intends to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code and to distribute to stockholders each year substantially all of its taxable income, if any, including realized gains on investments.

The Fund reserves the right to retain investment company taxable income and/or net capital gains. As such, excise taxes may be recognized and paid on undistributed income and capital gain amounts.

Distributions paid by the Fund are subject to recharacterization for tax purposes. A portion of dividends paid may consist of net realized gains. To the extent that capital loss carryforwards are available to offset the distribution of capital gains but are not utilized at the end of the Fund’s fiscal year, such capital gain distributions may be taxable to stockholders as ordinary income.

The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

C.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on an identified cost basis.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

D.	SECURITIES LENDING — The Fund may lend securities to brokers approved by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) in order to generate additional income. JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, serves as lending agent for the Fund pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Fund is required to return to the borrower the posted cash collateral. Loans are subject to termination by the Fund or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statement of Operations. The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities, plus accrued interest, and 105% of the value of loaned non-dollar denominated securities, plus accrued interest. The Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of Collateral Investments are disclosed in the SOI.

The Fund bears the risk of loss associated with the Collateral Investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted, if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waives fees associated with the Fund’s investment in JPMorgan Prime Money Market Fund. This amount offsets the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Fund’s investment in such fund. A portion of the waiver is voluntary.

Under the JPMCB Securities Lending Agreement, JPMCB is entitled to a fee paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar-denominated securities outstanding during a given month.

The Fund did not have any outstanding securities on loan at June 30, 2011, or at any time during the six month period.

E.	EXPENSES AND DISTRIBUTIONS — Expenses are accrued as incurred. Dividends to common stockholders are paid from net investment income monthly and distributions of net realized capital gains, if any, are paid at least annually. Dividends to preferred stockholders are accrued daily based on a variable interest rate set at weekly auctions or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock and are paid weekly from net investment income. Distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

F.

WHEN, AS AND IF ISSUED SECURITIES — The Fund may engage in “when-issued” or “delayed delivery” transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

on a when-issued or delayed delivery basis begin earning interest on the settlement date.

The Fund had no when-issued or delayed-delivery purchase commitments as of June 30, 2011.

G.	LOAN PARTICIPATIONS AND ASSIGNMENTS — The Fund may invest in loan participations and assignments of all or a portion of the loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). Although certain loan assignments or participations are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments and participations are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan assignments and participations and certain loan assignments and participations which were liquid, when purchased, may become illiquid.

H.	UNFUNDED COMMITMENTS — The Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments and participations to settle on future dates as part of its normal investment activities. Unfunded commitments are generally traded and priced as part of a related loan participation or assignment (Note 1.G.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported in the Statement of Assets and Liabilities. The Fund segregates sufficient liquid assets for unfunded and funded commitments that will settle on future dates. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At June 30, 2011, the Fund did not have any outstanding unfunded loan commitments.

2.	COMMON STOCK — At June 30, 2011, there were 49,996,320 shares of common stock with a $0.01 par value authorized and 12,958,759 shares outstanding. During the six months ended June 30, 2011, and the year ended December 31, 2010, the Fund issued 2,141 and 5,713 shares of common stock, respectively, in connection with its dividend reinvestment plan.

3.	PREFERRED STOCK — On June 29, 2001, the Fund issued shares of Series W Auction Rate Cumulative Preferred Stock (“ARPS”) at an offering price of $25,000 per share. Dividends on these shares are paid weekly at an annual rate determined by a weekly auction or, in the absence of a successful auction, at a maximum rate as calculated in accordance with the Fund’s Articles Supplementary for Auction Rate Cumulative Preferred Stock. In general, the holders of the ARPS and the common stock vote together as a single class, except that the ARPS stockholders, as a separate class, vote to elect two members of the Board of Directors. The ARPS have a liquidation value of $25,000 per share, plus accumulated and unpaid dividends. At June 30, 2011, accrued ARPS dividends were $226.

The Fund is subject to certain limitations and restrictions associated with outstanding shares of ARPS, including maintaining an asset coverage ratio of 200% for such shares. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common stockholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at their liquidation value.

The weekly auction for the ARPS issued by the Fund has failed since February 13, 2008, due to insufficient demand (bids to buy shares) to meet supply (shares offered for sale) at the auction. Holders of preferred shares who wish to sell will not be able to do so until there is a successful auction with sufficient demand for the shares. Failed auctions are not considered a default by the Fund and do not alter the credit quality of the ARPS. However, failed auctions may increase the cost of the Fund’s leverage and decrease the income available for common stockholders. ARPS holders have continued to receive dividends at the “maximum rate” set on the date of the failed auction, and the redemption price of $25,000 per share (plus accumulated but

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

unpaid dividends, if any) is unaffected. Based on the rating assigned to the Fund’s ARPS, the maximum rate may range from 150%-275% of the “AA” Financial Composite Commercial Paper Rate as of a given auction date. The maximum rate incurred during the six months ended June 30, 2011, ranged from 0.06% to 0.285%. The maximum rate as of the August 10, 2011 auction was 0.075%, which is 150% of the “AA” Financial Composite Commercial Paper Rate on that date.

See Note 4 for discussion of interest rate swaps used to partially hedge the ARPS dividend payment obligations.

4.	INTEREST RATE SWAPS — Interest rate swaps are agreements between the counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund entered into interest payment swap arrangements with Citibank, N.A. New York (“Citibank”) for the purpose of partially hedging its dividend payment obligations with respect to the ARPS.

The Fund may be subject to various risks from the use of interest rate swaps including: (i) the risk that changes in the value of an interest rate swap may not correlate perfectly with the underlying asset, rate or index; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in swaps also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities.

The table below discloses the volume of the Fund’s interest rate swaps activities during the six months ended June 30, 2011:

Interest Rate Swap Contracts:
Average Notional Balance Long	$5,000,000	(a)
Ending Notional Balance Long	—

(a)	For the period January 1, 2011 through May 31, 2011.

Pursuant to each of the swap arrangements, the Fund makes payments to Citibank on a monthly basis at fixed annual rates. In exchange for such payments Citibank makes payments to the Fund on a monthly basis at a variable rate determined with reference to the one month London Interbank Offered Rate (LIBOR). The variable rates ranged from 0.185% to 0.266% during the six months ended June 30, 2011.

At June 30, 2011, there were no interest swap contracts outstanding.

For the six months ended June 30, 2011, the Fund’s receipts under the swap agreements were less than the amount paid and accrued to Citibank by $94,815 and are shown in net realized gain (loss) in the accompanying Statement of Operations.

5.	PURCHASES AND SALES OF SECURITIES — Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2011, aggregated $48,675,820 and $49,012,231, respectively. During the six months ended June 30, 2011, there were no purchases or sales of U.S. Government securities.

6.	TRANSACTIONS WITH INVESTMENT ADVISOR, ADMINISTRATOR, ACCOUNTING SERVICES AGENT AND CUSTODIAN — JPMIM, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., serves as investment advisor to the Fund under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, JPMIM is entitled to receive an annual investment advisory fee (the “Performance Fee”), computed and paid monthly after the end of each calendar month, at a rate that increases or decreases from a “fulcrum fee” of 0.90% of the Fund’s average net assets over a rolling 12-month period. The increase or decrease is calculated by comparing the total return investment performance of the Fund (net of all fees and expenses, including the advisory fee) for the prior 12-month period (the “Fund Return”) to the percentage change in the CSFB High Yield Index, Developed Countries Only (the “Index”) for the same period. The fee rate is 0.90% of the Fund’s average net assets if the performance of the Fund Return equals the Index Return. The fee rate increases or decreases from the 0.90% “fulcrum fee” by 10% of the difference between the Fund Return and the Index Return, up to the maximum fee rate of 1.40% or down to the minimum fee rate of 0.40%. The fee rate is calculated monthly based on the performance of the Fund compared to the Index during the rolling twelve month period. This rate is applied to the average net assets (defined as the total assets of the Fund minus liabilities other than the principal amount of any outstanding senior securities representing indebtedness and the liquidation preference of the ARPS) during the entire 12-month period. The compensation due to the Advisor after the end of each month shall be equal to 1/12th of the amount of the advisory fee calculated as stated above.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

The effective advisory fee rate calculated for the six month period ended June 30, 2011, was an annual effective rate of 1.40%. Advisory fees calculated for the semi-annual period ended June 30, 2011, resulted in a net expense to the Fund of $1,078,381.

The Fund has an administrative services agreement with JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) (an affiliate of JPMIM) pursuant to which the Administrator provides administrative services to the Fund. Under the agreement, the Administrator receives from the Fund a fee, accrued at least weekly and paid monthly, at the annual rate of 0.10% of the average weekly net assets of the Fund. At June 30, 2011, accrued administrative fees were $9,526.

JPMFM and JPMIM have agreed that JPMFM will not increase the 10 basis point fee payable under the Fund’s administrative services contract through December 31, 2012.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co., is the Fund’s sub-administrator. For its services as sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

The Fund has a Global Custody and Fund Accounting Agreement (the “Agreement”) with JPMCB. For providing custody services under the Agreement, JPMCB is entitled to a fee from the Fund, accrued weekly and paid monthly. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

In addition JPMFM and JPMIM have agreed to cap director compensation expenses and legal fees payable by the Fund through December 31, 2012, at the amount of such compensation and fees for 2007 (exclusive of extraordinary director compensation and legal fees attributable to the 2008 Board consolidation whereby the former Board of Directors was elected). The agreed-upon cap does not apply to director compensation expenses for special meetings or to legal fees incurred with respect to matters not in the ordinary course of the Fund’s business.

In addition to investing cash collateral from securities lending in a J.P. Morgan money market fund, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor and Administrator waive fees in an amount sufficient to offset the advisory, administration and shareholder servicing fees each charged to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the six months ended June 30, 2011 was $2,245.

JPMCB provides derivative collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in the Collateral Management fees on the Statement of Operations.

Certain officers of the Fund are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Directors appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Directors’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Fund adopted a Directors’ Deferred Compensation Plan (the “Plan”) which allows the Independent Directors to defer the receipt of all or a portion of compensation related to performance of their duties as a Director. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

7.	COMPONENTS OF ACCUMULATED EARNINGS (LOSSES) — At June 30, 2011, the components of net assets applicable to common stockholders (excluding paid in capital) on a tax basis were as follows:

June 30, 2011
Gross unrealized appreciation on investments	$8,837,331
Gross unrealized depreciation on investments	(9,509,311)

Net unrealized appreciation/(depreciation) on investments	$(671,980)

Cost of investments for Federal Tax purposes	$155,675,657

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), net capital losses recognized by the Fund after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to this Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires under the transition that post-enactment net capital losses are used before pre-enactment net capital losses.

8.	ILLIQUID SECURITIES — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale or are illiquid. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At June 30, 2011, the Fund held illiquid securities representing 5.9% of net assets applicable to common stockholders.

9.	RISKS, CONCENTRATIONS AND INDEMNIFICATIONS — The Fund invests at least 80% of its assets in high yield debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. These securities involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The ability of the issuers of debt and asset-backed securities, including sub-prime securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund’s officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is party to a derivative contract governed by International Swaps and Derivatives Association Master Agreements (“ISDA agreements”) with a counterparty. The Fund’s ISDA agreement, which is separately negotiated with the dealer counterparty, may contain provisions allowing, absent other considerations, the counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Fund.

Citigroup and Morgan Stanley are beneficial owners of a significant portion of the Fund’s outstanding ARPS and based on such ownership, could each be deemed to be an affiliate of the Fund. Both Citigroup and Morgan Stanley have informed the Fund that they intend to comply with a No Action Letter that enables them not to be deemed affiliates of the Fund. These parties could have an impact on matters that affect the Fund’s shareholders due to the voting rights associated with the ARPS, as detailed in the “Preferred Stock” note, included in this report.

As of June 30, 2011, the Fund is a party to certain securities loans and loan participations and assignments that were transacted with either Citigroup or Morgan Stanley in the normal course of business.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap contracts.

The Fund is subject to risks associated with asset-backed and mortgage-related securities such as collateralized mortgage obligations backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

PACHOLDER HIGH YIELD FUND, INC.

Notes to Financial Statements (Unaudited) (concluded)

The Fund is subject to the risk that should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

PACHOLDER HIGH YIELD FUND, INC.

Annual Meeting Results (Unaudited)

The Fund held its 2011 annual meeting of shareholders on April 27, 2011, for the purpose of considering and voting upon the following proposals:

The results of voting were as follows (by number of shares):

Proposal 1: For nominees to the Board of Directors

Fergus Reid, III[1]
In Favor	11,050,113
Withheld	444,564

William J. Armstrong[1]
In Favor	11,085,416
Withheld	409,261

John F. Finn[1]
In Favor	11,114,667
Withheld	380,010

Dr. Matthew Goldstein[1]
In Favor	11,027,557
Withheld	467,120

Robert J. Higgins[1]
In Favor	11,077,362
Withheld	417,315

Frankie D. Hughes[1]
In Favor	11,040,138
Withheld	454,539

Peter C. Marshall[1]
In Favor	11,069,580
Withheld	425,097

Marilyn McCoy[1]
In Favor	11,028,927
Withheld	465,750

William G. Morton, Jr.[1]
In Favor	11,051,603
Withheld	443,074

Robert A. Oden, Jr.[1]
In Favor	11,041,235
Withheld	453,442

Leonard M. Spalding, Jr.[1]
In Favor	11,041,990
Withheld	452,687

Frederick W. Ruebeck[2]
In Favor	1,572
Withheld	13

James J. Schonbachler[2]
In Favor	1,572
Withheld	13

[1]	Elected by the holders of the Fund’s Auction Rate Preferred Stock and Common Stock voting together as a single class.
[2]	Elected by holders of the Fund’s Auction Rate Preferred Stock voting separately as a class.

PACHOLDER HIGH YIELD FUND, INC.

Supplemental Information (Unaudited)

Portfolio Holdings Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings as well as certain other fund facts and statistical information will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top 10 holdings as of the last day of each month as well as certain other fund facts and statistical information will also be available on the Fund’s website.

Proxy Voting

A description of the policies and procedures used by the Fund to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, on the Fund’s website at www.pacholder.com and (ii) on the SEC’s website at www.sec.gov.

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan (the “Plan”) offers Common Stockholders (“Shareholders”) a convenient way to invest their income dividends and capital gain distributions in additional shares of the Fund’s common stock.

Shareholders who participate in the Plan will have all income dividends and capital gain distributions automatically reinvested by Computershare Investor Services LLC (the “Plan Agent”) pursuant to the Plan. When a dividend is declared, Shareholders who do not participate in the Plan will receive all distributions in cash, paid by check, mailed directly to the Shareholder of record (or if the shares are held in street name or nominee name, then to the nominee) by the Plan Agent, which serves as agent for the Shareholders in administering the Plan. Shareholders who participate in the Plan will receive the equivalent in shares of the Fund valued at the lower of market price or net asset valued as described below. (i) If the shares are trading at net asset value or at a premium above net asset value on the payment date, the Fund will issue new shares at the greater of net asset value or 95% of the current market price. (ii) If the shares are trading at a discount from net asset value on payment date, the Plan Agent will receive the dividend or distribution in cash and apply it to the purchase of the Fund’s shares in the open market, on the NYSE Amex or elsewhere, for the participants’ accounts. If before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average purchase price per share paid by the Plan Agent may exceed the exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. If the purchases have not been made prior to 30 days after the payment date, the Plan Agent may receive the uninvested portion in newly issued shares.

The Plan Agent’s fees for handling the reinvestment of Dividends will be paid by the Fund. There will be no brokerage charge to Shareholders for shares issued directly by the Fund as a result of dividends or distributions payable either in stock or cash. Each Shareholder who participates in the Plan, however will pay pro rate share of brokerage commissions incurred with respect to the Plan Agent’s open-market-purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of income dividends and capital gain distributions will not relieve a Shareholder of any federal, state or local income tax that may be payable on such dividends. Therefore, income and capital gains may still be realized even though Shareholders do not receive cash.

A Shareholder may terminate his/her account under the Plan by notifying the Plan Agent in writing. Upon termination, a shareholder can either receive a certificate for the number of full shares held in the Plan and a check for fractional shares or have shares sold by the Plan Agent and the proceeds sent to the shareholder, less a transaction fee of $15 plus $0.07 per share.

The Fund reserves the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at Computershare Trust Company, N.A. Dividend Reinvestment Services, P.O. Box A3309, Chicago, IL 60690-3309, by calling 888-294-8217 or www.computershare.com.

Rev. January 2011

FACTS	WHAT DOES PACHOLDER HIGH YIELD FUND, INC. DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number and account balances

■  transaction history and account transactions

■  checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Pacholder High Yield Fund, Inc. chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Pacholder High Yield Fund, Inc. share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-9502 or go to www.pacholder.com

Who we are
Who is providing this notice?	Pacholder High Yield Fund, Inc.

What we do
How does Pacholder High Yield Fund, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does Pacholder High Yield Fund, Inc. collect my personal information?

We collect your personal information, for example, when you:

■  open an account or provide account information

■  give us your account information or pay us by check

■  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■  sharing for affiliates’ everyday business purposes – information about your creditworthiness

■  affiliates from using your information to market to you

■  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Pacholder High Yield Fund, Inc. does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Pacholder High Yield Fund, Inc. does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Pacholder High Yield Fund, Inc. doesn’t jointly market.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to a semiannual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to a semiannual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases covered by this Item during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
September 2, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
September 2, 2011